Debt - Interest Expenses (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Interest expense for term loan	$ 67,936	$ 287,855	$ 344,373	$ 1,015,898	$ 1,241,475	$ 2,216,341
Amortization of debt issuance costs		12,500	12,500	25,000	37,500
PIK interest				44,449	44,449	211,923
Interest expense, senior debt	67,936	$ 300,355	356,873	$ 1,085,347	1,323,424	2,428,264
Accrued and unpaid interest	$ 16,681		$ 16,681		$ 65,885	132,006
Senior debt
Debt Instrument [Line Items]
PIK interest						$ 6,747,313